UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               ---------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Foundation Advisers, Inc.
              -------------------------

Address:      590 Peter Jefferson Parkway, Suite 250
              ---------------

              Charlottesville, VA  22911
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Esther Cash
          -----------

Title:    Director, Managing Director, Foundation Advisers, Inc.
          ------------------------------------------------------

Phone:    434-817-8200
          ------------


Signature, Place, and Date of Signing:

/s/ Esther Cash                       Charlottesville, VA     September , 2002
--------------                        -------------------     ------------
(Signature)                           (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               5
                                                --

Form 13F Information Table Entry Total:        143
                                               ---

Form 13F Information Table Value Total:    $36,163,998.19
                                           ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson & Partners - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

Actuate Corp.          COM       00508B102   $103,500.00    23,000.00                   X
Agil Software Corp.    COM       00846X105    $39,258.00     5,400.00                   X
Allegiance
 Telecom, Inc.         COM       01747T102   $295,911.00   161,700.00                   X
Arena
 Pharmaceuticals, Inc. COM       040047102   $107,520.00    12,800.00                   X
Art Technology
 Group Inc.            COM       04289L107   $179,224.50   177,450.00                   X
ArthoCare Corp.        COM       043136100   $393,516.00    30,600.00                   X
Biosite
 Diagnostics, Inc.     COM       090945106    $53,485.00     1,900.00                   X
Carbon Energy Corp.    COM       141106104    $40,320.00     4,200.00                   X
Centra Software, Inc.  COM       15234X103   $161,262.00    86,700.00                   X
ClickAction, Inc.      COM       18681E107    $29,982.00    52,600.00                   X
ClickAction, Inc.      PREF      18681E990     $2,565.00     6,000.00                   X
ClickAction, Inc.      WARRANT   18681E9W9         $0.00       600.00                   X
Cohesion
 Technologies, Inc.    COM       19248N101    $18,275.00     8,500.00                   X
Conductus, Inc.        COM       206784100   $111,519.60    92,933.00                   X
Conductus, Inc.        WARRANT   206784993         $0.00    20,000.00                   X
Corio, Inc.            COM       218875102    $42,401.00    38,900.00                   X
Corixa Corp.           COM       21887F100    $17,615.00     2,600.00                   X
Cysive, Inc.           COM       23281T108    $11,515.00     4,700.00                   X
Denbury
 Resources, Inc.       COM       247916208    $48,363.00     4,700.00                   X
Docent, Inc.           COM       25608L106   $148,695.00   129,300.00                   X
Dyax Corp.             COM       26746E103    $21,412.00     5,300.00                   X
E-LOAN, Inc.           COM       26861P107   $183,480.00   166,800.00                   X
eXcelon Corp.          COM       300691102   $198,848.34   223,425.11                   X
Exponent, Inc.         COM       30214U102   $660,992.00    51,200.00                   X
Geerlings &
 Wade, Inc.            COM       368473104    $54,747.00    55,300.00                   X
Genencor
 International Inc.    COM       368709101   $342,650.00    35,000.00                   X
Hain Celestial
 Group, Inc.           COM       405217100    $18,500.00     1,000.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1   $639,123.90   639,124.00                   X
Impath, Inc.           COM       45255G101    $17,950.00     1,000.00                   X
IntelliCorp, Inc.      COM       458153103       $180.00     3,000.00                   X
iPrint.com, Inc.       COM       462628108    $11,320.00   113,200.00                   X
Latitude
 Communications, Inc.  COM       518292107    $43,032.00    32,600.00                   X
Mercator
 Software, Inc.        COM       587587106    $63,536.00    41,800.00                   X
Navidec, Inc.          COM       63934Q101    $22,653.00    83,900.00                   X
Nexprise, Inc.         COM       65333Q103    $52,775.55    10,553.00                   X
Niku Corp.             COM       654113109    $15,652.00    36,400.00                   X
North American
 Palladium Ltd.        COM       656912102   $199,485.00    34,100.00                   X
North American
 Scientific, Inc.      COM       65715D100    $38,836.00     3,800.00                   X
Pacific Rim
 Mining Corp.          COM       694915794    $16,012.50    35,000.00                   X
Patina Oil &
 Gas Corp.             COM       703224105   $202,296.25     7,375.00                   X
PetroQuest
 Energy, Inc.          COM       716748108   $299,666.00    53,800.00                   X
Pharmacyclics, Inc.    COM       716933106     $5,772.00     1,300.00                   X
Pfizer, Inc.           COM       717081103    $28,000.00       800.00                   X
PharmChem
 Laboratories, Inc.    COM       717133102   $231,512.00   269,200.00                   X
Preview Systems, Inc.  COM       741379101     $2,672.00    66,800.00                   X
RSA Security, Inc.     COM       749719100    $23,088.00     4,800.00                   X
RehabCare Group, Inc.  COM       759148109    $62,478.00     2,600.00                   X
Restoration
 Hardware, Inc.        COM       760981100    $35,400.00     4,000.00                   X
Secure Computing Corp. COM       813705100     $3,775.00       500.00                   X
SeeBeyond
 Technology Corp.      COM       815704101   $198,710.00    64,100.00                   X
Selectica, Inc.        COM       816288104   $381,120.00    96,000.00                   X
Stellent, Inc.         COM       85856W105     $2,748.00       600.00                   X
Titan
 Pharmaceuticals, Inc. COM       888314101    $19,095.00     5,700.00                   X
Tumbleweed
 Communications Corp.  COM       899690101   $437,155.00   236,300.00                   X
UCBH Holdings, Inc.    COM       90262T308   $186,249.00     4,900.00                   X
Ultra Petroleum Corp.  COM       903914109   $375,705.00    49,500.00                   X
Unify Corp.            COM       904743101    $53,664.00    83,200.00                   X
ValiCert, Inc.         COM       91915Q105    $60,696.00    84,300.00                   X
Vicinity Corp.         COM       925653107   $133,000.00    66,500.00                   X
W-H Energy
 Services, Inc.        COM       92925E108   $119,664.00     5,400.00                   X
Webex
 Communications,Inc.   COM       94767L109    $90,630.00     5,700.00                   X
Websense, Inc.         COM       947684106   $322,182.00    12,600.00                   X
Brancote Holdings plc  COM       990120081   $321,420.88   105,700.00                   X
HPD Exploration plc    COM       990304941     $8,807.12    60,000.00                   X
DB Group Ltd.          COM       996555587 $1,165,680.00   400,000.00                   X
AOL Time Warner, Inc.  COM       00184A105   $211,824.00    14,400.00                   X
Adobe Systems, Inc.    COM       00724F101   $148,200.00     5,200.00                   X
Affiliated
 Computer Services     COM       008190100   $166,180.00     3,500.00                   X
American
 International Group   COM       026874107   $559,486.00     8,200.00                   X
Amgen, Inc.            COM       031162100   $561,192.00    13,400.00                   X
Anadarko
 Petroleum Corp.       COM       032511107   $290,870.00     5,900.00                   X
Analog Devices, Inc.   COM       032654105   $118,800.00     4,000.00                   X
Apache Corp.           COM       037411105   $287,400.00     5,000.00                   X
Applied Materials Inc. COM       038222105   $161,670.00     8,500.00                   X
Baker Hughes, Inc.     COM       057224107    $99,870.00     3,000.00                   X
Baxter
 International, Inc.   COM       071813109   $319,968.00     7,200.00                   X
Best Buy Co, Inc.      COM       086516101   $272,250.00     7,500.00                   X
Brocade Communications
 Systems, Inc.         COM       111621108   $124,108.00     7,100.00                   X
Cardinal Health, Inc.  COM       14149Y108   $260,992.50     4,250.00                   X
Cisco Systems, Inc.    COM       17275R102   $876,060.00    62,800.00                   X
Citigroup, Inc.        COM       172967101   $507,625.00    13,100.00                   X
Coca-Cola Co           COM       191216100   $196,000.00     3,500.00                   X
Concord EFS, Inc.      COM       206197105   $283,316.00     9,400.00                   X
Dell Computer Corp.    COM       247025109   $321,522.00    12,300.00                   X
EMC Corp.              COM       268648102   $143,450.00    19,000.00                   X
Elan Corp. plc-ADR     COM       284131208   $105,571.00    19,300.00                   X
Electronic Data
 Systems Corp.         COM       285661104   $241,475.00     6,500.00                   X
Exxon Capital Corp.    COM       30231G102   $368,280.00     9,000.00                   X
Fifth Third Bancorp.   COM       316773100   $226,610.00     3,400.00                   X
First Data Corp.       COM       319963104   $429,324.00    11,400.00                   X
General Electric Co.   COM       369604103 $1,185,240.00    40,800.00                   X
Genzyme Corp.          COM       372917104    $79,960.00     4,000.00                   X
The Goldman Sachs
 Group, Inc.           COM       38141G104   $293,400.00     4,000.00                   X
Harley-Davidson, Inc.  COM       412822108   $246,096.00     4,800.00                   X
Home Depot, Inc.       COM       437076102   $462,798.00    12,600.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1   $621,328.05   621,328.05                   X
Intel Corp.            COM       458140100   $502,425.00    27,500.00                   X
International Business
 Machines Corp.        COM       459200101   $439,200.00     6,100.00                   X
JDS Uniphase Corp.     COM       46612J101    $70,747.00    26,300.00                   X
Johnson & Johnson      COM       478160104   $600,990.00    11,500.00                   X
Kohl's Corp.           COM       500255104   $336,384.00     4,800.00                   X
Kraft Foods, Inc.      COM       50075N104   $442,260.00    10,800.00                   X
Liberty Media
 Corp., Class A        COM       530718105   $237,500.00    25,000.00                   X
Eli Lilly & Co.        COM       532457108   $485,040.00     8,600.00                   X
Linear Technolgy Corp. COM       535678106   $471,450.00    15,000.00                   X
Lockheed Martin Corp.  COM       539830109   $521,250.00     7,500.00                   X
Lowe's, Inc.           COM       548661107   $295,100.00     6,500.00                   X
Marsh & McLennan
 Co's, Inc.            COM       571748102   $425,040.00     4,400.00                   X
Medtronic, Inc.        COM       585055106   $475,635.00    11,100.00                   X
Merck & Co., Inc.      COM       589331107   $359,544.00     7,100.00                   X
Microsoft Corp.        COM       594918104 $1,477,476.00    27,300.00                   X
Nokia Corp. - ADR      COM       654902204   $278,016.00    19,200.00                   X
Northrop Grumman Corp. COM       666807102   $250,000.00     2,000.00                   X
Novellus Systems, Inc. COM       670008101   $119,000.00     3,500.00                   X
Omnicom Group, Inc.    COM       681717106    $45,800.00     1,000.00                   X
Oracle Corp.           COM       68389X105   $145,838.00    15,400.00                   X
PeopleSoft, Inc.       COM       712713106   $104,460.00     7,000.00                   X
PesiCo, Inc.           COM       713448108   $910,980.00    18,900.00                   X
Pfizer, Inc.           COM       717081103   $976,500.00    27,900.00                   X
Procter & Gamble Co.   COM       742718109   $357,200.00     4,000.00                   X
Qualcomm, Inc.         COM       747525103   $164,940.00     6,000.00                   X
Quest
 Diagnostics, Inc.     COM       74834L100   $129,075.00     1,500.00                   X
The St. Paul
 Companies, Inc.       COM       792860108   $233,520.00     6,000.00                   X
Schlumberger Ltd.      COM       806857108   $372,000.00     8,000.00                   X
Siebel Systems, Inc.   COM       826170102   $113,760.00     8,000.00                   X
Sprint Corp.
 (PCS Group)           COM       852061506    $98,340.00    22,000.00                   X
Sun Microsytems, Inc.  COM       866810104   $114,228.00    22,800.00                   X
Sysco Corp.            COM       871829107   $163,320.00     6,000.00                   X
Target Corp.           COM       87612E106   $932,214.00    25,100.00                   X
Tenet
 Healthcare Corp.      COM       88033G100   $286,200.00     4,000.00                   X
3M Co.                 COM       88579Y101   $184,500.00     1,500.00                   X
Tyco International
 Ltd.                  COM       902124106   $108,080.00     8,000.00                   X
United Parcel
 Service, Inc.         COM       911312106   $154,375.00     2,500.00                   X
United
 Technologies Corp     COM       913017109   $305,550.00     4,500.00                   X
UnitedHealth
 Group, Inc.           COM       91324P102   $686,625.00     7,500.00                   X
Veritas Software Corp. COM       923436109   $178,110.00     9,000.00                   X
Viacom, Inc. Class B   COM       925524308   $523,566.00    11,800.00                   X
Vodafone Group
 plc Sp - ADR          COM       92857W100   $309,855.00    22,700.00                   X
Walgreen Co.           COM       931422109   $316,766.00     8,200.00                   X
Wells Fargo Co.        COM       949746101   $340,408.00     6,800.00                   X
Wyeth Corp.            COM       983024100   $358,400.00     7,000.00                   X
XI Capital Ltd.,
 Class A               COM       G98255105   $304,920.00     3,600.00                   X
Check Point Software
 Technologies Ltd.     COM       M22465104   $112,548.00     8,300.00                   X

                                          $36,163,998.19



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

Actuate Corp.                             X
Agil Software Corp.                       X
Allegiance
 Telecom, Inc.                            X
Arena
 Pharmaceuticals, Inc.                    X
Art Technology
 Group Inc.                               X
ArthoCare Corp.                           X
Biosite
 Diagnostics, Inc.                        X
Carbon Energy Corp.                       X
Centra Software, Inc.                     X
ClickAction, Inc.                         X
ClickAction, Inc.                         X
ClickAction, Inc.                         X
Cohesion
 Technologies, Inc.                       X
Conductus, Inc.                           X
Conductus, Inc.                           X
Corio, Inc.                               X
Corixa Corp.                              X
Cysive, Inc.                              X
Denbury
 Resources, Inc.                           X
Docent, Inc.                              X
Dyax Corp.                                X
E-LOAN, Inc.                              X
eXcelon Corp.                             X
Exponent, Inc.                            X
Geerlings &
 Wade, Inc.                               X
Genencor
 International Inc.                       X
Hain Celestial
 Group, Inc.                              X
IBT Repurchase
 Agreement                                X
Impath, Inc.                              X
IntelliCorp, Inc.                         X
iPrint.com, Inc.                          X
Latitude
 Communications, Inc.                     X
Mercator
 Software, Inc.                           X
Navidec, Inc.                             X
Nexprise, Inc.                            X
Niku Corp.                                X
North American
 Palladium Ltd.                           X
North American
 Scientific, Inc.                         X
Pacific Rim
 Mining Corp.                             X
Patina Oil &
 Gas Corp.                                X
PetroQuest
 Energy, Inc.                             X
Pharmacyclics, Inc.                       X
Pfizer, Inc.                              X
PharmChem
 Laboratories, Inc.                       X
Preview Systems, Inc.                     X
RSA Security, Inc.                        X
RehabCare Group, Inc.                     X
Restoration
 Hardware, Inc.                           X
Secure Computing Corp.                    X
SeeBeyond
 Technology Corp.                         X
Selectica, Inc.                           X
Stellent, Inc.                            X
Titan
 Pharmaceuticals, Inc.                    X
Tumbleweed
 Communications Corp.                     X
UCBH Holdings, Inc.                       X
Ultra Petroleum Corp.                     X
Unify Corp.                               X
ValiCert, Inc.                            X
Vicinity Corp.                            X
W-H Energy
 Services, Inc.                           X
Webex
 Communications,Inc.                      X
Websense, Inc.                            X
Brancote Holdings plc                     X
HPD Exploration plc                       X
DB Group Ltd.                             X
AOL Time Warner, Inc.                     X
Adobe Systems, Inc.                       X
Affiliated
 Computer Services                        X
American
 International Group                      X
Amgen, Inc.                               X
Anadarko
 Petroleum Corp.                          X
Analog Devices, Inc.                      X
Apache Corp.                              X
Applied Materials, Inc.                   X
Baker Hughes, Inc.                        X
Baxter
 International, Inc.                      X
Best Buy Co., Inc.                        X
Brocade Communications
 Systems, Inc.                            X
Cardinal Health, Inc.                     X
Cisco Systems, Inc.                       X
Citigroup, Inc.                           X
Coca-Cola Co.                             X
Concord EFS, Inc.                         X
Dell Computer Corp.                       X
EMC Corp.                                 X
Elan Corp. plc-ADR                        X
Electronic Data
 Systems Corp.                            X
Exxon Capital Corp.                       X
Fifth Third Bancorp.                      X
First Data Corp.                          X
General Electric Co.                      X
Genzyme Corp.                             X
The Goldman Sachs
 Group, Inc.                              X
Harley-Davidson, Inc.                     X
Home Depot, Inc.                          X
IBT Repurchase
 Agreement                                X
Intel Corp.                               X
International Business
 Machines Corp.                           X
JDS Uniphase Corp.                        X
Johnson & Johnson                         X
Kohl's Corp.                              X
Kraft Foods, Inc.                         X
Liberty Media
 Corp., Class A                           X
Eli Lilly & Co.                           X
Linear Technolgy Corp.                    X
Lockheed Martin Corp.                     X
Lowe's, Inc.                              X
Marsh & McLennan
 Co's, Inc.                               X
Medtronic, Inc.                           X
Merck & Co., Inc.                         X
Microsoft Corp.                           X
Nokia Corp. - ADR                         X
Northrop Grumman Corp.                    X
Novellus Systems, Inc.                    X
Omnicom Group, Inc.                       X
Oracle Corp.                              X
PeopleSoft, Inc.                          X
PesiCo, Inc.                              X
Pfizer, Inc.                              X
Procter & Gamble Co.                      X
Qualcomm, Inc.                            X
Quest
 Diagnostics, Inc.                        X
The St. Paul
 Companies, Inc.                          X
Schlumberger Ltd.                         X
Siebel Systems, Inc.                      X
Sprint Corp.
 (PCS Group)                              X
Sun Microsytems, Inc.                     X
Sysco Corp.                               X
Target Corp.                              X
Tenet
 Healthcare Corp.                         X
3M Co.                                    X
Tyco International
 Ltd.                                     X
United Parcel
 Service, Inc.                            X
United
 Technologies Corp                        X
UnitedHealth
 Group, Inc.                              X
Veritas Software Corp.                    X
Viacom, Inc. Class B                      X
Vodafone Group
 plc Sp - ADR                             X
Walgreen Co.                              X
Wells Fargo Co.                           X
Wyeth Corp.                               X
XI Capital Ltd.,
 Class A                                  X
Check Point Software
 Technologies Ltd.                        X
